Commitments and Contingencies (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 ILS (₪)
Commitments and Contingencies (Details) [Line Items]
Long-term restricted deposits	$ 31,927
Total amount of grants received	333,000		₪ 1,209,797
Stock Issued During Period, Value, Acquisitions	$ 114,440	₪ 423,429
Payment to IIA	3.00%	3.00%
Israeli Innovation Authority Grants [Member]
Commitments and Contingencies (Details) [Line Items]
Grants percentage	50.00%		50.00%